Insurance service expenses and other expenditure	12 Months Ended
Dec. 31, 2025
Insurance service expenses and other expenditure [Abstract]
Insurance service expenses and other expenditure	B2 Insurance service expenses and other expenditure
Insurance service expenses arising from insurance contracts are recognised in profit or loss generally as they are incurred. They exclude repayments of investment components and comprise:
–incurred claims and other insurance service expenses;
–amortisation of insurance acquisition cash flows;
–losses on onerous contracts and reversals of such losses;
–adjustments to the liabilities for incurred claims that do not arise from the effects of the time value of money, financial risk and changes therein, which are recognised in insurance finance income (expense); and
–impairment losses on assets for insurance acquisition cash flows and reversals of such impairment losses.
An analysis of the expenses incurred by the Group in the year is provided in the table below.

	2025 $m	2024 $m	2023 $m
Expenses attributed to insurance acquisition cash flows note (i)	5,379	4,987	4,833
Other directly attributable expenses note (ii)	1,455	1,328	1,258
Other expenditure note (iii)	1,031	1,003	990
Total expenses	7,865	7,318	7,081
Notes
(i)Expenses attributed to insurance acquisition cash flows represent insurance acquisition expenses incurred in the year, which are implicitly deferred within the
CSM and amortised as part of the CSM amortisation. Ceding commissions received from outward reinsurance agreements are not included in the analysis above.
(ii)Other directly attributable expenses are those incurred in the year when providing insurance services to the policyholders, excluding the cost of claims and benefit payments. The expected other directly attributable expenses are explicitly included within the BEL and form part of the BEL release to the insurance revenue. The actual other directly attributable expenses incurred in the year form part of insurance service expenses.
(iii)Other expenditure includes interest expense other than interest on core structural borrowings that is presented separately on the income statement as
Finance costs. Total segment interest expense is $53 million (2024: $62 million; 2023: $58 million), of which $22 million (2024: $23 million; 2023:
$31 million arises in the Hong Kong segment and $23 million (2024: $35 million; 2023: $23 million) arises in central operations with the remainder spread broadly across the other markets. Included within interest expense is $11 million (2024: $10 million; 2023: $7 million) of interest on lease liabilities. Core structural borrowings and operational borrowings (other than lease liabilities) represent financial liabilities that are not classified at FVTPL.
Total depreciation and amortisation expenses relate primarily to amortisation of distribution rights intangibles as shown in note
C4.2 and depreciation of property, plant and equipment as shown in note C10. The segmental analysis of total depreciation and amortisation is shown below.

	2025 $m	2024 $m	2023 $m
Hong Kong	157	51	42
Indonesia	17	12	11
Malaysia	51	22	21
Singapore	93	36	36
Growth markets and other	223	372	369
Eastspring	12	13	12
Total segment	553	506	491
Unallocated to a segment (central operations)	18	17	33
Total depreciation and amortisation	571	523	524
B2.1 Staff and employment costs
Total staff and employment costs are analysed by category below:

	2025 $m	2024 $m	2023 $m
Wages and salaries	1,228	1,119	1,079
Social security costs	38	37	37
Defined contribution pension schemes	57	54	46
Total Group	1,323	1,210	1,162
The average number of staff employed by the Group during the years is shown below:

	2025	2024	2023
Asia and Africa operations note	14,770	14,851	14,479
Head office function	568	561	551
Total Group	15,338	15,412	15,030
Note
The Asia and Africa operations staff numbers above exclude 634 (2024: 702; 2023: 621) commission-based sales staff who have an employment contract with the
Group.
B2.2 Share-based payment
The Company offers discretionary share awards to certain key employees and all-employee share plans across the Group. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these shares held in trusts is shown as a deduction from shareholders’
equity.
(a)Description of the plans
The Group operates a number of share award plans that provide Prudential plc shares to participants upon vesting. The plans in operation include the Prudential Long Term Incentive Plan, the Prudential Annual Incentive Plan, savings-related share option schemes, share purchase plans and deferred bonus plans. Where Executive Directors participate in these plans, details about those schemes are provided in the Compensation and employees section. The following information is provided about plans in which the
Executive Directors do not participate:

Share scheme	Description
Prudential Global Long Term Incentive Plan (PG LTIP)
The PG LTIP provides eligible employees with conditional awards. Awards are discretionary and vest after one, two or three years subject to the employee being in employment.
Vesting of awards may also be subject to performance conditions. All awards are made in
Prudential shares. In countries where share awards are not feasible for reasons including securities and/or tax considerations, awards will be replaced by the cash value of the shares that would otherwise have vested.

Prudential Agency Long-Term Incentive Plan (LTIP)
Certain agents are eligible to be granted awards in Prudential shares under the Prudential
Agency LTIP. These awards are structured in a similar way to the PG LTIP described above, with most awards granted with a three-year vesting period.

Restricted Share Plan (RSP)	The Company operates the RSP for certain employees. Awards under this plan are discretionary, and the vesting of awards may be subject to performance conditions.
Deferred bonus plans
The Company operates a number of deferred bonus plans including the Group Deferred
Bonus Plan (GDBP) and the Prudential Deferred Bonus Plan. There are no performance conditions attached to deferred share awards made under these arrangements.

Savings-related share option schemes
Eligible agents in certain business units are able to participate in the International Savings-
Related Share Option Scheme for Non-Employees (ISSOSNE). The plan is similar to the
HMRC-approved Save As You Earn (Sharesave) share option scheme in the UK which is open to eligible employees.

Share purchase plans
Eligible employees in the UK are invited to participate in the Company’s HMRC-approved UK
Share Incentive Plan (SIP). The plan allows the purchase of Prudential plc shares each month. Staff based in Asia and Africa are eligible to participate in the Prudential All
Employee Share Purchase Plan (PRUshareplus) which is run in a similar way.

(b)Outstanding options and awards
The following table shows the movement in outstanding options and awards under the Group’s share-based compensation plans:

	Options outstanding under Sharesave and ISSOSNE schemes						Awards outstanding under incentive plans
	2025		2024		2023		2025	2024	2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year	1.7	7.84	1.7	9.50	1.9	10.43	17.5	14.3	21.0
Granted	0.3	7.86	0.6	5.25	0.4	7.76	9.0	10.9	6.3
Exercised	(0.2)	8.20	(0.1)	7.37	(0.3)	11.55	(7.0)	(6.6)	(10.1)
Forfeited	–	7.10	–	7.60	–	7.77	(0.3)	(0.5)	(1.7)
Cancelled	(0.3)	10.90	(0.5)	10.16	(0.3)	11.97	–	–	(0.1)
Lapsed/expired	–	9.20	–	9.42	–	10.36	(0.5)	(0.6)	(1.1)
Balance at end of year	1.5	7.30	1.7	7.84	1.7	9.50	18.7	17.5	14.3
Options immediately exercisable at end of year	0.1	8.54	0.2	11.57	0.2	10.82
Certain options granted in 2025 and 2024 were awarded with options prices expressed in Hong Kong dollars. These amounts have been converted to pound sterling exercise prices, shown in the tables above and below, using the daily spot rate on the grant date.
The weighted average share price of Prudential plc for 2025 was £8.68 (2024: £7.14; 2023: £10.46).
The following table provides a summary of the range of exercise prices for Prudential plc options outstanding at 31 December:

	Outstanding									Exercisable
	Number outstanding millions			Weighted average remaining contractual life years			Weighted average exercise prices £			Number exercisable millions			Weighted average exercise prices £
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Between £5 and £6	0.5	0.5	–	3.3	4.3	–	5.24	5.24	–	–	–	–	–	–	–
Between £7 and £8	0.8	0.7	0.7	2.8	2.7	3.7	7.69	7.55	7.55	0.1	–	–	7.37	–	–
Between £9 and £10	0.1	0.1	0.3	0.4	1.4	1.4	9.64	9.64	9.64	0.1	–	0.1	9.64	–	9.64
Between £11 and £12	0.1	0.4	0.6	1.4	1.3	2.0	11.89	11.70	11.59	–	0.2	–	–	11.57	–
Between £12 and £13	–	–	–	1.5	0.6	–	12.02	12.02	–	–	–	–	–	–	–
Between £13 and £14	–	–	0.1	–	–	0.4	–	–	13.94	–	–	0.1	–	–	13.94
Total	1.5	1.7	1.7	2.8	2.8	2.6	7.30	7.84	9.50	0.2	0.2	0.2	8.54	11.57	10.82
The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.
(c)Fair value of options and awards
The fair value amounts estimated on the date of grant relating to all options and awards were determined by using the following assumptions:

	2025			2024			2023
	Sharesave and ISSOSNE options	Prudential LTIP (TSR)	Other awards	Sharesave and ISSOSNE options	Prudential LTIP (TSR)	Other awards	Sharesave and ISSOSNE options	Prudential LTIP (TSR)	Other awards
Dividend yield (%)	2.20	–	–	2.08	–	–	1.38	–	–
Expected volatility (%)	22.97	29.45	–	28.17	28.45	–	30.02	31.50	–
Risk-free interest rate (%)	3.31	3.82	–	3.57	4.39	–	4.55	4.34	–
Expected option life (years)	3.73	–	–	4.03	–	–	3.95	–	–
Weighted average exercise price (£)	£7.86	–	–	£5.24	–	–	£7.75	–	–
Weighted average share price at grant date (£/HKD)	£10.39	HKD 82.75	–	£7.16	HKD 75.10	–	£8.89	HKD 112.76	–
Weighted average fair value at grant date (£/HKD)	£3.11	HKD 55.33	HKD 80.82	£2.50	HKD 29.29	HKD 72.58	£2.85	HKD 49.60	HKD 111.97
The compensation costs for all awards and options are recognised in net income over the plans’ respective vesting periods. The
Group uses the Black-Scholes model to value all options, and financial equivalence to value all awards other than those that have
Total Shareholder Return (TSR) performance conditions attached (some Prudential LTIP and RSP awards) for which the Group uses a Monte Carlo model in order to allow for the impact of these conditions. These models are used to calculate fair values for share options and awards at the grant date based on the quoted market price of the stock at the measurement date, the amount, if any, that the employees are required to pay, the dividend yield, expected volatility, risk-free interest rates and exercise prices.
For all options and awards, the expected volatility is based on the market-implied volatilities as quoted on Bloomberg. The
Prudential specific at-the-money implied volatilities are adjusted to allow for the different terms and discounted exercise price on
Sharesave options by using information on the volatility surface of the FTSE 100.
Risk-free interest rates are taken from swap spot rates with projection terms matching the corresponding vesting periods. For awards with a TSR condition, volatilities and correlations between Prudential and a basket of 12 competitor companies is required.
For grants in 2025 the average volatility for the basket of competitors was 27 per cent (2024: 27 per cent; 2023: 26 per cent).
Correlations for the basket are calculated for each pairing from the log of daily TSR returns for the three years prior to the valuation date. Market-implied volatilities are used for both Prudential and the basket of competitors. Changes to the subjective input assumptions could materially affect the fair value estimate.
Other awards, without market performance conditions or exercise price, are valued based on grant date share price.
(d)Share-based payment expense charged to the income statement
The total expense recognised in 2025 in the consolidated financial statements relating to share-based compensation is $95 million
(2024: $85 million; 2023: $81 million), of which $87 million (2024: $76 million; 2023: $71 million) is accounted for as equity-
settled.
The Group had $39 million of liabilities at 31 December 2025 (31 December 2024: $31 million) relating to share-based payment awards accounted for as cash-settled.
B2.3 Key management remuneration
Key management constitutes the Directors of Prudential plc and other non-Director members of the GEC, as they have authority and responsibility for planning, directing and controlling the activities of the Group.
Total key management remuneration is analysed in the following table:

	2025 $m	2024 $m	2023 $m
Total Salaries and short term benefits	25.8	24.6	24.0
Share based payments and other long term awards	14.9	12.5	17.1
Payments made on appointment	3.1	0.8	8.1
Post-employment benefits	1.5	1.3	1.0
Total key management remuneration	45.3	39.2	50.2
The amount presented for 2025 share based payments and other long-term awards includes the performance related pay that is deferred into shares or cash as included in the remuneration report plus the IFRS 2 charge for other share award schemes, which have performance conditions in addition to continued service. Payments on appointment includes both cash and share awards. In total across all categories total share based payments are $15.6 million (2024: $13.3 million; 2023: $22.2 million). 2024 and
2023 are presented on a consistent basis.
Additional details on the Directors’ emoluments, retirement benefits and other payments are given in the Compensation and
Employees section.
B2.4 Fees payable to the auditor

	2025 $m	2024 $m	2023 $m
Audit of the Company’s annual accounts	5.3	5.3	5.8
Audit of subsidiaries pursuant to legislation	6.0	6.0	8.1
Audit fees payable to the auditor	11.3	11.3	13.9
Audit-related assurance services note (i)	4.2	5.2	4.0
Other assurance services	0.8	1.2	0.9
Non-audit fees payable to the auditor	5.0	6.4	4.9
Total fees payable to the auditor	16.3	17.7	18.8
Notes
(i)Of the audit-related assurance service fees of $4.2 million (2024: $5.2 million; 2023: $4.0 million), $1.2 million (2024: $1.2 million; 2023: $1.1 million)
relates to services that are required by law and regulation as defined by the FRC.
(ii)EY became the Group’s statutory auditor in 2023 replacing KPMG. The fees shown above are wholly in respect of fees payable to EY.
In addition to the above, in the period from September 2021 until their appointment as the Group's statutory auditor in May 2023,
EY were paid $12.4 million to provide audit assurance over the implementation of IFRS 17.